Property, Plant And Equipment - Schedule of Leasehold Property Net Book Value Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 5,518	£ 5,776
Differences on exchange	(272)	(282)
Depreciation, amortisation and impairment	1,450	1,512	£ 1,038
Property, plant and equipment	5,060	5,518	5,776
Short Term and Long Term Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	556	139
Accounting policy changes IFRS16		470
Differences on exchange	(25)	(30)
Depreciation, amortisation and impairment	(119)	(116)
Other net movements	71	93
Property, plant and equipment	483	556	139
Property Acquired | IAS16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	135	139
Differences on exchange	(6)	(7)
Depreciation, amortisation and impairment	(11)	(10)
Other net movements	14	13
Property, plant and equipment	132	135	£ 139
Right-of Use Properties | Impact of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	421
Accounting policy changes IFRS16		470
Differences on exchange	(19)	(23)
Depreciation, amortisation and impairment	(108)	(106)
Other net movements	57	80
Property, plant and equipment	£ 351	£ 421